Offerings	Jun. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	3.400% Notes due 2029
Amount Registered | shares	897,250,000
Maximum Aggregate Offering Price	$ 896,666,787.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 123,829.68
Offering Note	C$1,250,000,000 aggregate principal amount of 3.400% Notes due 2029, C$2,500,000,000 aggregate principal amount of 3.700% Notes due 2031, C$2,000,000,000 aggregate principal amount of 4.000% Notes due 2033, C$3,500,000,000 aggregate principal amount of 4.350% Notes due 2036, and C$4,750,000,000 aggregate principal amount of 5.000% Notes due 2056 will be issued in this offering. The amount registered, the maximum aggregate offering price, and the amount of registration fee are based on the latest Canadian dollar/U.S. dollar exchange rate of C$1.00/$0.7178 announced by the U.S. Federal Reserve Board on June 5, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	3.700% Notes due 2031
Amount Registered | shares	1,794,500,000
Maximum Aggregate Offering Price	$ 1,793,369,465.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 247,664.32
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.000% Notes due 2033
Amount Registered | shares	1,435,600,000
Maximum Aggregate Offering Price	$ 1,433,432,244.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 197,956.99
Offering Note	See Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.350% Notes due 2036
Amount Registered | shares	2,512,300,000
Maximum Aggregate Offering Price	$ 2,507,250,277.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 346,251.26
Offering Note	See Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.000% Notes due 2056
Amount Registered | shares	3,409,550,000
Maximum Aggregate Offering Price	$ 3,394,854,839.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 468,829.45
Offering Note	See Note 1.